Trade and Other Receivables - Summary of Aging of Group's Net Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 297	€ 273
Financial Assets Past Due but Not Impaired
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	297	273
Financial Assets Past Due but Not Impaired | Current
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	209	195
Financial Assets Past Due but Not Impaired | Overdue 1 – 30 Days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	51	44
Financial Assets Past Due but Not Impaired | Overdue 31 - 60 Days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	19	19
Financial Assets Past Due but Not Impaired | Overdue 60 – 90 Days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	10	7
Financial Assets Past Due but Not Impaired | Overdue More than 90 Days
Disclosure Of Trade And Other Receivables [Line Items]
Trade receivables	€ 8	€ 8